Land Use Rights, Net	6 Months Ended
Mar. 31, 2023
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 7 – LAND USE RIGHTS, NET

Land use rights as of March 31, 2023 and September 30,2022 consisted of the following:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Land use rights, at cost	$1,842,540	$1,454,194
Less: accumulated amortization	(221,302)	(169,603)
Total land use rights, net	$1,621,238	$1,284,591

Amortization expense for land use rights were $44,917 and $40,600 for the six months ended March 31,2023 and 2022 respectively. For the six months ended March 31, 2023 and 2022, the Company recorded no impairment for land use rights, nor pledged land use rights to secure bank loans.

Estimated future amortization expense for land use rights is as follows as of March 31, 2023:

12 months ended March 31,	Amortization expense

2024	$91,254
2025	91,254
2026	91,254
2027	91,254
2028	91,254
Thereafter	1,164,968
Total	$1,621,238